Description of Business and Organization - Schedule of Consolidated Assets and Liabilities Information (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash		$ 3,500	¥ 21,593
Accounts receivable, net		135	945	¥ 733
Prepayments and other current assets		5,438	38,026	40,040
Inventory		329	2,301	237
Total current assets		22,038	154,115	47,218
Property and equipment		112	782	1,060
Operating lease right-of-use assets		520	3,635	9,589
Other non-current assets		368	2,569	3,156
Total non-current assets		1,000	6,986	13,805
Total assets		23,038	161,101	61,023
CURRENT LIABILITIES
Accounts payable		745	5,213	4,398
Contract liabilities, current		10,828	75,718	88,103
Shareholder loans, at amortized cost		9,495	66,404	248,643
Accrued expenses and other current liabilities		13,715	95,913	89,224
Operating lease liabilities, current		332	2,319	4,961
Total current liabilities		44,307	309,851	479,398
Contract liabilities, non-current		1,874	13,104	12,223
Operating lease liabilities, non-current		52	364	4,042
Total non-current liabilities		1,926	13,468	16,265
Total liabilities		46,233	323,319	495,663
VIEs [Member]
Current assets
Cash		175	1,224	1,537
Accounts receivable, net		135	945	730
Intercompany receivable from parent company	[1]	771	5,394	5,394
Intercompany receivable from subsidiaries	[1]	1,648	11,527	10,898
Prepayments and other current assets		3,387	23,685	23,190
Inventory		329	2,301	27
Total current assets		6,445	45,076	41,776
Property and equipment		39	276	1,021
Operating lease right-of-use assets		297	2,078	6,450
Other non-current assets		307	2,150	2,782
Total non-current assets		643	4,504	10,253
Total assets		7,088	49,580	52,029
CURRENT LIABILITIES
Accounts payable		713	4,987	4,077
Contract liabilities, current		10,828	75,718	87,989
Short-term borrowings		1,484	10,375	5,000
Shareholder loans, at amortized cost		5,005	35,000	35,000
Intercompany payable to parent company	[2]	7,276	50,884	50,884
Intercompany payable to WFOE	[2]	14,105	98,644	75,840
intercompany payable to subsidiaries	[2]	4,032	28,196	28,900
Accrued expenses and other current liabilities		6,489	45,379	46,172
Operating lease liabilities, current		202	1,414	3,614
Total current liabilities		50,134	350,597	337,476
Contract liabilities, non-current		1,874	13,104	12,223
Operating lease liabilities, non-current				2,458
Total non-current liabilities		1,874	13,104	14,681
Total liabilities		$ 52,008	¥ 363,701	¥ 352,157

[1]	Intercompany receivable to parent company and Intercompany receivable from subsidiaries amounts are eliminated upon consolidation.
[2]	Intercompany payable to parent company, Intercompany payable to WFOE and Intercompany payable to subsidiaries amounts are eliminated upon consolidation.